SCHEDULE OF WARRANTS OUTSTANDING AND EXERCISABLE (Details) - $ / shares	Dec. 31, 2021	Mar. 31, 2021	Jul. 31, 2020
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Number of Warrants	53,314,424
Warrants Exercisable, Weighted Average Remaining Life In Years	1 year 11 months 19 days
Warrants Weighted- Average Exercise Price	$ 0.19
Warrants Exercisable, Exercisable Number of Warrants	53,314,424
Warrant [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Exercisable, Exercisable Number of Warrants		100,000	100,000
Exercise Price 1 [Member] | Warrant [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 0.20
Warrants Outstanding, Number of Warrants	1,487,500
Warrants Exercisable, Weighted Average Remaining Life In Years	1 year 3 months 29 days
Warrants Weighted- Average Exercise Price	$ 0.20
Warrants Exercisable, Exercisable Number of Warrants	1,487,500
Exercise Price 2 [Member] | Warrant [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 0.20
Warrants Outstanding, Number of Warrants	27,500,000
Warrants Exercisable, Weighted Average Remaining Life In Years	1 year 3 months
Warrants Weighted- Average Exercise Price	$ 0.20
Warrants Exercisable, Exercisable Number of Warrants	27,500,000
Exercise Price 3 [Member] | Warrant [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 0.20
Warrants Outstanding, Number of Warrants	13,750,000
Warrants Exercisable, Weighted Average Remaining Life In Years	1 year 2 months 23 days
Warrants Weighted- Average Exercise Price	$ 0.20
Warrants Exercisable, Exercisable Number of Warrants	13,750,000
Exercise Price 4 [Member] | Warrant [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 0.13
Warrants Outstanding, Number of Warrants	10,576,924
Warrants Exercisable, Weighted Average Remaining Life In Years	5 years
Warrants Weighted- Average Exercise Price	$ 0.13
Warrants Exercisable, Exercisable Number of Warrants	10,576,924